Schedule of Discontinued Operations - Balance Sheet (Details)	12 Months Ended
Feb. 28, 2017 CAD
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 1	CAD 0
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 2	230,275
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 3	26,195
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 4	51,195
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 5	26,195
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 6	281,470
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 7	0
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 8	6,830,148
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 9	0
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 10	2,480,257
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 11	26,195
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 12	9,591,875
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 13	300,000
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 14	0
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 15	0
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 16	22,234
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 17	300,000
Discontinued Operations Schedule Of Discontinued Operations - Balance Sheet 18	CAD 22,234